UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21124

Name of Fund: BlackRock New York Municipal Income Trust II (BFY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock New York Municipal Income Trust II, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2008

Date of reporting period: 09/01/2008 – 11/30/2008

Item 1 – Schedule of Investments

BlackRock New York Municipal Income Trust II
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
New York - 155.6%	Albany, New York, IDA, Civic Facility Revenue Bonds (New Covenant
	Charter School Project), Series A, 7%, 5/01/25	$345	$237,184
	Albany, New York, IDA, Civic Facility Revenue Bonds (New Covenant
	Charter School Project), Series A, 7%, 5/01/35	220	143,807
	Clarence, New York, IDA, Civic Facility Revenue Bonds (Bristol Village
	Project), 6%, 1/20/44 (a)	1,700	1,644,104
	Dutchess County, New York, IDA, Civic Facility Revenue Bonds (Vassar
	College Project), 5.35%, 8/01/11 (b)	4,000	4,384,040
	Dutchess County, New York, IDA, Civic Facility Revenue Refunding
	Bonds (Bard College), Series A-2, 4.50%, 8/01/36	755	542,618
	Essex County, New York, IDA, Environmental Improvement Revenue
	Bonds (International Paper Company Project), AMT, Series A, 6.625%,
	9/01/32	200	143,834
	Essex County, New York, IDA, Solid Waste Disposal, Revenue Refunding
	Bonds (International Paper Company), AMT, Series A, 5.50%, 10/01/26	625	386,444
	Genesee County, New York, IDA, Civic Facility Revenue Refunding
	Bonds (United Memorial Medical Center Project), 5%, 12/01/27	250	158,272
	Geneva, New York, IDA, Civic Facility Revenue Refunding Bonds
	(Hobart and William Smith Project), Series A, 5.375%, 2/01/33	3,250	3,055,293
	Herkimer County, New York, IDA, Civic Facility Revenue Bonds
	(Herkimer College Foundation, Inc.), 6.25%, 8/01/34	385	295,380
	Long Island Power Authority, New York, Electric System Revenue
	Bonds, 5.04%, 6/01/28 (c)(d)	3,515	1,088,525
	Metropolitan Transportation Authority, New York, Dedicated Tax Fund
	Revenue Refunding Bonds, Series A, 5%, 11/15/30	5,000	4,344,600
	Metropolitan Transportation Authority, New York, Revenue Bonds,
	Series C, 6.50%, 11/15/28	750	780,075
	Metropolitan Transportation Authority, New York, Revenue Refunding
	Bonds, Series A, 5.25%, 11/15/31 (e)(f)	1,250	1,112,563
	Metropolitan Transportation Authority, New York, Service Contract
	Revenue Refunding Bonds, Series A, 5.125%, 1/01/29	5,000	4,466,050
	Metropolitan Transportation Authority, New York, Transportation
	Revenue Refunding Bonds, Series F, 5%, 11/15/35	500	421,295
	New York City, New York, City Housing Development Corporation, M/F
	Housing Revenue Bonds, AMT, Series J-2, 4.75%, 11/01/27	1,420	1,096,283
	New York City, New York, City IDA, Mortgage Revenue Bonds (Eger
	Harbor House, Inc. Project), Series A, 4.95%, 11/20/32 (a)	980	831,991
	New York City, New York, City IDA, Mortgage Revenue Bonds (Eger
	Harbor House, Inc. Project), Series A, 5.875%, 5/20/44 (a)	975	928,658
	New York City, New York, City IDA, PILOT Revenue Bonds (Queens
	Baseball Stadium Project), 5%, 1/01/39 (g)	500	375,630

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	IDR	Industrial Development Revenue Bonds
COP	Certificates of Participation	M/F	Multi-Family
GO	General Obligation Bonds	PILOT	Payment in Lieu of Taxes
IDA	Industrial Development Authority	TFABS	Tobacco Flexible Amortization Bonds

BlackRock New York Municipal Income Trust II
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Municipal Bonds	(000)	Value
New York City, New York, City IDA, PILOT Revenue Bonds (Queens
Baseball Stadium Project), 5%, 1/01/46 (g)	$2,050	$1,493,220
New York City, New York, City IDA, Revenue Bonds
(IAC/InterActiveCorp Project), 5%, 9/01/35	1,000	628,130
New York City, New York, City IDA, Special Facility Revenue Bonds
(American Airlines, Inc. - JFK International Airport), AMT, 7.625%,
8/01/25	1,600	1,124,240
New York City, New York, City IDA, Special Facility Revenue Bonds
(Continental Airlines, Inc. Project), AMT, 7.75%, 8/01/31	1,500	1,029,915
New York City, New York, City Municipal Water Finance Authority,
Second General Resolution, Water and Sewer System Revenue Bonds,
Series AA, 4.50%, 6/15/37 (f)	850	681,284
New York City, New York, City Municipal Water Finance Authority,
Water and Sewer System Revenue Bonds, Series A, 5.75%, 6/15/40	250	250,775
New York City, New York, City Municipal Water Finance Authority,
Water and Sewer System, Revenue Refunding Bonds, Series A, 5.125%,
6/15/34	5,000	4,685,600
New York City, New York, City Transit Authority, Metropolitan
Transportation Authority, Triborough COP, Series A, 5.25%,
1/01/10 (b)(g)	5,000	5,246,900
New York City, New York, City Transitional Finance Authority, Building
Aid Revenue Bonds, Series S-2, 4.50%, 1/15/31 (e)(f)	2,500	1,984,200
New York City, New York, City Transitional Finance Authority, Building
Aid Revenue Bonds, Series S-2, 4.25%, 1/15/34 (e)(f)	250	180,665
New York City, New York, City Transitional Finance Authority, Building
Aid Revenue Refunding Bonds, Series S-1, 4.50%, 1/15/38	500	383,550
New York City, New York, City Transitional Finance Authority, Future
Tax Secured, Revenue Refunding Bonds, Series B, 5%, 11/01/27	5,000	4,821,950
New York City, New York, GO, Series B, 5.75%, 12/01/11 (b)	3,000	3,320,670
New York City, New York, IDA, Civic Facility Revenue Bonds (Lycee
Francais de New York Project), Series A, 5.375%, 6/01/23 (h)	1,500	1,211,910
New York City, New York, IDA, Civic Facility Revenue Refunding Bonds
(Polytechnic University), 5.25%, 11/01/37 (h)	460	324,042
New York Convention Center Development Corporation, New York,
Revenue Bonds (Hotel Unit Fee Secured), 5%, 11/15/35 (g)	3,000	2,527,770
New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through
Bonds, 6%, 6/01/43	2,535	2,045,821
New York Liberty Development Corporation Revenue Bonds (National
Sports Museum Project), Series A, 6.125%, 2/15/19 (i)(j)	675	80,595
New York State Dormitory Authority, Mortgage Hospital Revenue Bonds
(Saint Barnabas Hospital), Series A, 5%, 2/01/31 (g)(k)	1,500	1,237,515
New York State Dormitory Authority, Non-State Supported Debt, Lease
Revenue Bonds (Municipal Health Facilities Improvement
Program), Sub-Series 2-4, 4.75%, 1/15/30	1,000	855,610
New York State Dormitory Authority, Non-State Supported Debt
Revenue Bonds (Manhattan College), Series B, 5.30%, 7/01/37 (l)	250	200,085
New York State Dormitory Authority, Non-State Supported Debt
Revenue Bonds (New York Hospital Medical Center of Queens), 4.75%,
2/15/37 (k)	315	240,156

BlackRock New York Municipal Income Trust II
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Municipal Bonds	(000)	Value
New York State Dormitory Authority, Non-State Supported Debt
Revenue Bonds (New York University Hospitals Center), Series B,
5.625%, 7/01/37	$530	$376,978
New York State Dormitory Authority, Non-State Supported Debt
Revenue Bonds (Rochester Institute of Technology), Series A, 6%,
7/01/33	625	610,831
New York State Dormitory Authority, Non-State Supported Debt,
Revenue Refunding Bonds (Mount Sinai School of Medicine of New York
University), 5%, 7/01/35 (f)	500	421,710
New York State Dormitory Authority, Non-State Supported Debt,
Revenue Refunding Bonds (School Districts Financing Program),
Series B, 5%, 4/01/36 (c)	750	669,105
New York State Dormitory Authority Revenue Bonds (Brooklyn Law
School), Series B, 5.125%, 7/01/30 (m)	2,000	1,648,960
New York State Dormitory Authority Revenue Bonds (New School
University), 5%, 7/01/31 (f)	1,425	1,232,511
New York State Dormitory Authority, Revenue Refunding Bonds (Kateri
Residence), 5%, 7/01/22	2,000	1,907,820
New York State Dormitory Authority, State Personal Income Tax
Revenue Bonds (Education), Series B, 5.75%, 3/15/36	300	302,757
New York State Dormitory Authority, State Personal Income Tax
Revenue Bonds (Education), Series B, 5.25%, 3/15/38	250	236,080
New York State Dormitory Authority, State Supported Debt Revenue
Bonds (Mental Health Services Facilities), Series A, 5%, 2/15/33 (c)	700	625,065
New York State Energy Research and Development Authority, Facilities
Revenue Bonds (Consolidated Edison Company of New York, Inc.
Project), AMT, 4.70%, 6/01/36	5,500	5,419,040
New York State Energy Research and Development Authority, Gas
Facilities Revenue Refunding Bonds (Brooklyn Union Gas
Company/Keyspan), AMT, Series A, 4.70%, 2/01/24 (e)	1,500	1,141,485
New York State Environmental Facilities Corporation, State Clean
Water and Drinking Water, Revenue Refunding Bonds (New York City
Municipal Water Finance Authority), Series A, 5%, 6/15/37	1,500	1,386,495
New York State Urban Development Corporation, Personal Income Tax
Revenue Bonds, Series B, 5%, 3/15/35	2,000	1,848,620
Port Authority of New York and New Jersey, Special Obligation
Revenue Bonds (Continental Airlines, Inc. - LaGuardia Project), AMT,
9.125%, 12/01/15	3,310	3,314,469
Rensselaer County, New York, IDA, Civic Facility Revenue Bonds
(Rensselaer Polytechnic Institute), 5%, 3/01/36	2,000	1,713,980
Saratoga County, New York, IDA, Civic Facility Revenue Bonds (The
Saratoga Hospital Project), Series B, 5.25%, 12/01/32	350	256,788
Suffolk County, New York, IDA, Continuing Care and Retirement,
Revenue Refunding Bonds (Jeffersons Ferry Project), 5%, 11/01/28	450	317,619
Suffolk County, New York, IDA, IDR (Keyspan-Port Jefferson), AMT,
5.25%, 6/01/27	2,500	1,925,425

BlackRock New York Municipal Income Trust II
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	TSASC, Inc., New York, TFABS, Series 1, 5.75%, 7/15/12 (b)	$5,000	$5,592,550
	Triborough Bridge and Tunnel Authority, New York, Revenue Refunding
	Bonds, Series A, 5%, 1/01/32	150	137,684
			92,077,221
Multi-State - 6.9%	Charter Mac Equity Issuer Trust, 5.75%, 4/30/15 (n)(o)	500	503,525
	Charter Mac Equity Issuer Trust, 6%, 4/30/15 (n)(o)	1,500	1,553,250
	Charter Mac Equity Issuer Trust, 6%, 4/30/19 (n)(o)	1,000	991,080
	Charter Mac Equity Issuer Trust, 6.30%, 4/30/19 (n)(o)	1,000	1,011,760
			4,059,615
Guam - 0.4%	Guam Economic Development and Commerce Authority, Tobacco
	Settlement Asset-Backed Revenue Refunding Bonds, 5.625%, 6/01/47	375	264,176
Puerto Rico - 6.8%	Children's Trust Fund Project of Puerto Rico, Tobacco Settlement
	Revenue Refunding Bonds, 5.625%, 5/15/43	500	357,535
	Puerto Rico Commonwealth Highway and Transportation Authority,
	Transportation Revenue Refunding Bonds, Series D, 5.375%, 7/01/12	2,000	2,175,480
	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds,
	Series VV, 5.25%, 7/01/29 (f)	500	398,370
	Puerto Rico Housing Financing Authority, Capital Funding Program,
	Subordinate Revenue Refunding Bonds, 5.125%, 12/01/27	1,000	923,950
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
	Refunding Bonds, Series A, 5.14%, 8/01/54 (d)(g)	5,000	170,450
			4,025,785
	Total Long-Term Investments
	(Cost - $111,085,149) - 169.7%		100,426,797
	Short-Term Securities	Shares
	CMA New York Municipal Money Fund, 0.69% (p)(q)	1,757,167	1,757,167
	Total Short-Term Securities
	(Cost - $1,757,167) - 3.0%		1,757,167
	Total Investments (Cost - $112,842,316*) - 172.7%		102,183,964
	Other Assets Less Liabilities - 2.8%		1,659,011
	Preferred Shares, at Redemption Value - (75.5)%		(44,671,666)
	Net Assets Applicable to Common Shares - 100.0%		$59,171,309

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$112,680,637
Gross unrealized appreciation	$1,925,201
Gross unrealized depreciation	(12,421,874)
Net unrealized depreciation	$(10,496,673)

(a)	GNMA Collateralized.
(b)	U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	FSA Insured.
(d)	Represents a zero-coupon bond. Rate shown reflects the effective yield at the time of purchase.
(e)	FGIC Insured.
(f)	MBIA Insured.
(g)	AMBAC Insured.

BlackRock New York Municipal Income Trust II
Schedule of Investments November 30, 2008 (Unaudited)

(h)	ACA Insured.
(i)	Non-income producing security.
(j)	Issuer filed for bankruptcy and/or is in default of interest payments.
(k)	FHA Insured.
(l)	Radian Insured.
(m)	XL Capital Insured.
(n)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(o)	Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.
(p)	Represents the current yield as of report date.
(q)	Investments in companies considered to be an affiliate of the Trust, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
CMA New York Municipal Money Fund	910,733	$ 11,108

  Effective September 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

  Level 1 - price quotations in active markets/exchanges for identical securities

  Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

  Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of November 30, 2008 in determining the fair valuation of the Trust's investments:

Valuation Inputs	Investments in Securities

Level 1	$1,757,167
Level 2	100,426,797
Level 3	-
Total	$102,183,964

Item 2 – Controls and Procedures

2 (a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Income Trust II

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock New York Municipal Income Trust II

Date: January 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Trust II

Date: January 20, 2009

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Income Trust II

Date: January 20, 2009